Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,274,978	¥ 1,320,665
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,084,971	1,123,546
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	174,856	185,359
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	7,012	6,684
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	7,742	4,676
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	397	400
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,758	10,536
Fair value of derivative payables	[2]	8,251	10,021
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	6,135	7,232
Fair value of derivative payables	[2]	5,728	6,788
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,143	2,926
Fair value of derivative payables	[2]	2,160	2,899
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	397	310
Fair value of derivative payables	[2]	260	266
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	55	30
Fair value of derivative payables	[2]	77	29
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	28	38
Fair value of derivative payables	[2]	¥ 26	¥ 39

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.